FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04008

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Investment Trust

Fund Name: Fidelity International Value Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: OCTOBER 31

DATE OF REPORTING PERIOD: 06/30/2006

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Investment Trust

BY:  /s/ CHRISTINE REYNOLDS*
CHRISTINE REYNOLDS, PRESIDENT AND TREASURER
DATE: 08/09/2006 01:24:47 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 31, 2006 AND FILED HEREWITH.

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity International Value Fund
07/01/2005 - 06/30/2006

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: COMPAGNIE DE SAINT-GOBAIN SA, PARIS-LA DEFENSE MEETING DATE: 06/08/2006
TICKER: -- SECURITY ID: F80343100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	VERIFICATION PERIOD: REGISTERED SHARES: 1 TO 5 DAYS PRIOR TO THE MEETING DATE, DEPENDS ON COMPANY S BY-LAWS. BEARER SHARES: 6 DAYS PRIOR TO THE MEETING DATE. FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN AND FORWARD THE PROXY CARD DIRECTLY TO THE SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE TO OBTAIN THE NECESSARY CARD, ACCOUNT DETAILS AND DIRECTIONS. THE FOLLOWING APPLIES TO NON-RESIDENT SHAREOWNERS: PROXY CARDS: ADP WILL FORWARD VOTING INSTRUCTIONS TO TH...	N/A	N/A	N/A
2	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	N/A	N/A	N/A
3	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN THE MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
4	RECEIVE THE REPORTS OF THE BOARD OF DIRECTORS AND THE AUDITORS AND APPROVE THE COMPANY S FINANCIAL STATEMENTS AND THE BALANCE SHEET FOR THE YE 31 DEC 2005, AS PRESENTED	Management	Unknown	Take No Action
5	RECEIVE THE REPORTS OF THE BOARD OF DIRECTORS AND THE STATUTORY AUDITORS AND APPROVE THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE SAID FY, IN THE FORM PRESENTED TO THE MEETING	Management	Unknown	Take No Action
6	ACKNOWLEDGE THE NET INCOME FOR THE FY IS OF EUR 525,129,870.16 AND THE PRIOR RETAINED EARNINGS, ON 31 DEC 2005, ARE OF EUR 1,276,092,914.17, REPRESENT A TOTAL OF EUR 1,801,222,784.33 AND APPROVE THE RECOMMENDATION OF THE BOARD OF DIRECTORS AND RESOLVES: (-) TO CARRY FORWARD: EUR 1,341,593,472.89 (-) TO WITHDRAW TO PAY TO THE SHAREHOLDERS: EUR 67,592,545.80 AS A FIRST DIVIDEND, EUR 392,036,765.64 AS AN ADDITIONAL DIVIDEND, I.E. A TOTAL OF EUR 459,629,311.44. THE SHAREHOLDERS WILL RECEIVE A NET DI...	Management	Unknown	Take No Action
7	RECEIVE THE SPECIAL REPORT OF THE AUDITORS ON AGREEMENTS GOVERNED BY ARTICLE L.225-40 OF THE FRENCH COMMERCIAL CODE AND APPROVE SAID REPORT AND THE AGREEMENTS REFERRED TO THEREIN	Management	Unknown	Take No Action
8	AUTHORIZE THE BOARD OF DIRECTORS: TO BUY BACK THE COMPANY S SHARES ON THE OPEN MARKET, SUBJECT TO THE CONDITIONS DESCRIBED BELOW: MAXIMUM PURCHASE PRICE: EUR 75.00 MINIMUM SALE PRICE: EUR 23.00. MAXIMUM NUMBER OF SHARES TO BE ACQUIRED: 10% OF THE SHARE CAPITAL; THE NUMBER OF SHARES ACQUIRED BY THE COMPANY WITH A VIEW TO THEIR RETENTION OR THEIR SUBSEQUENT DELIVERY IN PAYMENT OR EXCHANGE AS PART OF A MERGER, DIVESTMENT OR CAPITAL CONTRIBUTION CANNOT EXCEED 5% OF ITS CAPITAL, MAXIMUM FUNDS INVESTE...	Management	Unknown	Take No Action
9	APPOINT MR. PIERRE-ANDRE DE CHALENDAR AS A DIRECTOR, TO REPLACE MR. DANIEL BERNARD FOR A 4-YEAR PERIOD	Management	Unknown	Take No Action
10	APPROVE TO RENEW THE APPOINTMENT OF THE CABINET KPGM AUDIT, DEPARTMENT OF KPMG S.A., AS THE STATUTORY AUDITOR FOR A 6-YEAR PERIOD	Management	Unknown	Take No Action
11	APPROVE TO RENEW THE APPOINTMENT OF MR. JEAN-PAUL VELLUTINI AS THE DEPUTY AUDITOR FOR A 6-YEAR PERIOD	Management	Unknown	Take No Action
12	APPROVE TO AWARD TOTAL ANNUAL FEES OF EUR 800,000.00 TO THE DIRECTORS	Management	Unknown	Take No Action
13	AUTHORIZE THE BOARD OF DIRECTORS: TO DECIDE ON THE ISSUANCE OF WARRANTS GIVING THE RIGHT TO SUBSCRIBE, WITH PREFERENTIAL TERMS AND CONDITIONS, FOR SHARES IN THE COMPANY SAINT-GOBAIN AND THEIR ALLOTMENT FOR FREE TO ALL OF THE COMPANY S SHAREHOLDERS, BEFORE THE END OF THE PERIOD OF PUBLIC OFFER; THE NOMINAL MAXIMUM AMOUNT OF THE CAPITAL INCREASE WHICH CAN RESULT FROM THE EXERCISE OF THE WARRANTS SHALL NOT EXCEED EUR 680,000,000.00,THE MAXIMUM NUMBER OF EQUITY WARRANTS WHICH CAN BE ISSUED SHALL NOT...	Management	Unknown	Take No Action
14	GRANT FULL POWERS TO THE BEARER OF A COPY OR AN EXTRACT OF THE MINUTES OF THE PRESENT TO CARRY OUT ALL FILINGS, PUBLICATIONS AND OTHER FORMALITIES PRESCRIBED BY LAW	Management	Unknown	Take No Action
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: DONGFENG MOTOR GROUP COMPANY LTD MEETING DATE: 06/16/2006
TICKER: -- SECURITY ID: Y20968106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE THE REPORT OF THE BOARD OF DIRECTORS OF THE COMPANY THE BOARD FOR THE YE 31 DEC 2005	Management	For	For
2	APPROVE THE REPORT OF THE SUPERVISORY COMMITTEE OF THE COMPANY FOR THE YE 31 DEC 2005	Management	For	For
3	APPROVE THE REPORT OF THE INTERNATIONAL AUDITORS AND THE AUDITED FINANCIAL STATEMENTS OF THE COMPANY FOR THE YE 31 DEC 2005	Management	For	For
4	APPROVE THE PLAN TO SET ASIDE, THE TOTAL PROFITS OF THE COMPANY FOR THE YE 31DEC 2005, 10% FOR THE COMPANY S STATUTORY COMMON RESERVE FUND AND 5% FOR THE STATUTORY PUBLIC WELFARE FUND	Management	For	For
5	AUTHORIZE THE BOARD TO DEAL WITH ALL MATTERS IN RELATION TO THE COMPANY S DISTRIBUTION OF INTERIM DIVIDEND FOR THE YEAR 2006 IN ITS ABSOLUTE DISCRETION INCLUDING, BUT NOT LIMITED TO, DETERMINING WHETHER TO DISTRIBUTE INTERIM DIVIDEND FOR THE YEAR 2006	Management	For	For
6	RE-APPOINT ERNST & YOUNG HUA MING AS THE PRC AUDITORS OF THE COMPANY AND ERNST & YOUNG AS THE INTERNATIONAL AUDITORS OF THE COMPANY UNTIL THE CONCLUSION OF THE NEXT AGM AND AUTHORIZE THE BOARD TO FIX THEIR REMUNERATION	Management	For	For
7	AUTHORIZE THE BOARD TO FIX THE REMUNERATION OF THE DIRECTORS AND THE SUPERVISORS OF THE COMPANY FOR THE YEAR 2006	Management	For	For
8	APPROVE AND RATIFY THE EXCEEDING OF THE CAPITAL FOR 2005, BEING RMB 42.70 MILLION, FOR THE PURCHASE OF ELECTRICITY SUPPLY IN 2005 AND THE INCREASE OF THE RELEVANT ANNUAL CAPITALS FOR THE ELECTRICITY SUPPLY AGREEMENT TO RMB 734.33 MILLION AND RMB 857.07 MILLION FOR 2006 AND 2007 RESPECTIVELY UNDER THE WAIVER; APPROVE THE EXCEEDING OF THE CAPITAL FOR 2005, BEING RMB 74.00 MILLION, FOR THE PURCHASE OF DIESEL ENGINES IN 2005 BE RATIFIED AND THE INCREASE OF THE RELEVANT ANNUAL CAPITALS FOR THE MUTUAL...	Management	For	For
9	APPROVE AND RATIFY, ANY PUBLIC ISSUE OF A SHORT-TERM CORPORATE DEBENTURE THROUGH A BOOK-BUILDING AND CENTRALIZED PLACING PROCESS, WITH CHINA CONSTRUCTION BANK CORPORATION BEING APPOINTED AS THE LEAD UNDERWRITER COORDINATING THE UNDERWRITING SYNDICATE, IN THE PRC INTER-BANK DEBENTURE MARKET ON A DISCOUNTED BASIS WITHIN 12 MONTHS OF THE PASSING OF THIS RESOLUTION IN ACCORDANCE WITH THE FINANCIAL AND OPERATIONAL CONDITIONS OF THE COMPANY, PROVIDED THAT THE MAXIMUM OUTSTANDING NOMINAL AMOUNT OF REPA...	Management	For	For
10	APPROVE, IN ACCORDANCE WITH THE RELEVANT REQUIREMENTS OF THE RULES GOVERNING THE LISTING OF SECURITIES ON THE STOCK EXCHANGE OF HONG KONG LIMITED, THE ARTICLES OF ASSOCIATION OF THE COMPANY AND THE APPLICABLE LAWS AND REGULATIONS OF THE PRC, THE EXERCISE BY THE BOARD DURING THE RELEVANT PERIOD OF ALL THE POWERS OF THE COMPANY TO ALLOT ISSUE AND DEAL WITH, EITHER SEPARATELY OR CONCURRENTLY, ADDITIONAL DOMESTIC SHARES AND H SHARES AND TO MAKE OR GRANT OFFERS, AGREEMENTS, OPTIONS AND RIGHTS OF EXCH...	Management	For	Abstain
11	AMEND THE ARTICLE 21, 95, 99, 159, 160 AND 163 OF THE COMPANY S ARTICLES OF ASSOCIATION BY DELETING IN ITS ENTIRETY AND REPLACING WITH THE NEW ONES AS SPECIFIED	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: YELL GROUP PLC, READING BERKSHIRE MEETING DATE: 06/01/2006
TICKER: -- SECURITY ID: G9835W104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE THE ACQUISITION BY THE COMPANY OR A SUBSIDIARY OF THE COMPANY OF ALL OR ANY PART OF THE SHARE CAPITAL OF TELEFONICA PUBLICIDAD E INFORMATION S.A., NOW ISSUED AND TO BE ISSUED, AS SPECIFIED , IN THE MANNER AND ON THE TERMS AND SUBJECT TO THE CONDITIONS SPECIFIED, OR ON AND SUBJECT TO TERMS OF ANY AMENDED, VARIED, REVISED, EXTENDED, OR OTHER OFFER OR OFFERS AS MAY BE APPROVED BY THE BOARD OF DIRECTORS OF THE COMPANY OR ANY DULY CONSTITUTED COMMITTEE THEREOF AND AUTHORIZE THE BOARD OF D...	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VIII

Fidelity California Municipal Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2006.

WITNESS my hand on this 31st of July 2006.

/s/ Christine Reynolds

Christine Reynolds

Treasurer